Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Mar. 23, 2018	Jul. 31, 2017
Accounts, Notes, Loans and Financing Receivable
Net deferred loan origination fees	$ 30,200	$ 29,300
Net discount	136,800	159,300
Deposit liabilities reclassified as loans receivable	9,200	7,400
Loans with carrying value pledged to secure public deposits and other borrowings	7,600,000	6,600,000
Loans acquired with no evidence of deteriorated credit quality	3,143	14,953
Acquired Loans
Accounts, Notes, Loans and Financing Receivable
Net discount	81,600	94,700
Sabadell United
Accounts, Notes, Loans and Financing Receivable
Loans acquired	4,000,000				$ 4,030,777
Covered loans acquired	158,600
Sabadell United | Non-US
Accounts, Notes, Loans and Financing Receivable
Covered loans acquired	202,600	325,500
Gibraltar Private Bank & Trust Company
Accounts, Notes, Loans and Financing Receivable
Loans acquired				$ 1,447,475
Loans acquired with no evidence of deteriorated credit quality	1,426,756
Loans acquired with deteriorated credit quality	20,719
TDRs Occurring during the Period | TDRs
Accounts, Notes, Loans and Financing Receivable
TDRs during period	53,171	70,459	$ 222,436
TDRs during period on accrual status	31,500	46,300	85,900
TDRs during period on non-accrual status	$ 21,700	$ 24,200	$ 136,500